Details of Significant Accounts - Leasing arrangements, schedule of movements of right-of-use assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	$ 485
Additions	523
Depreciation expense	(280)	$ (250)
Closing net book amount	720
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	1,311
Disposals	(151)
Closing net book amount	1,683
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	(826)
Disposals	143
Closing net book amount	(963)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	365
Additions	400
Depreciation expense	(218)
Closing net book amount	547
Buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	1,024
Disposals	0
Closing net book amount	1,424
Buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	(659)
Disposals	0
Closing net book amount	(877)
Business vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	120
Additions	123
Depreciation expense	(62)
Closing net book amount	173
Business vehicles | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	287
Disposals	(151)
Closing net book amount	259
Business vehicles | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	(167)
Disposals	143
Closing net book amount	$ (86)